Concentrations of Credit Risk	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Risks And Uncertainties [Abstract]
Concentrations of Credit Risk

NOTE 14. CONCENTRATIONS OF CREDIT RISK

For the three and nine months ended September 30, 2013, the Company had one customer whose revenue represented 56% and 52% of total revenue, respectively. For the three and nine months ended September 30, 2012, the Company had two customers whose revenue collectively represented 67% and 72% of total revenue, respectively.

As of September 30, 2013, the Company had one customer whose accounts receivable balance represented 60% of accounts receivables, net of allowances. As of December 31, 2012, the Company had two customers whose accounts receivable balances collectively represented 77% of accounts receivables, net of allowances.

NOTE 19: CONCENTRATIONS OF CREDIT RISK

For the years ended December 31, 2012, 2011 and 2010, the Company had two customers whose revenue collectively represented 70%, 73% and 56% of total revenue, respectively.

As of December 31, 2012 and 2011, the Company had two customers whose accounts receivable balance collectively represented 77% and 69% of accounts receivables, net of allowances, respectively.